Pioneer AMT-Free Municipal Fund
Schedule of Investments  |  September 30, 2022

A: PBMFX	C: MNBCX	Y: PBYMX

Schedule of Investments  |  9/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.5%
	Municipal Bonds — 98.5% of Net Assets(a)
	Arizona — 0.3%
3,940,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 2,822,577
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	135,428
	Total Arizona	$2,958,005
	California — 5.6%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, 10/1/31 (NATL Insured)	$ 7,078,400
16,695,000(c)(d)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	9,390,771
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,604,114
6,400,000	California Educational Facilities Authority, Stanford University, Series U6, 5.00%, 5/1/45	6,901,312
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	3,205,263
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,125,700
2,180,000(e)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,367,153
5,000,000(e)	San Diego Unified School District, Series R2, 7/1/40	4,270,400
3,500,000	San Francisco City & County Airport Comm-San Francisco International Airport, Series B, 5.00%, 5/1/47	3,578,785
7,000,000(e)	State of California, 3.00%, 10/1/49	5,164,600
12,000,000	University of California, Series BH, 4.00%, 5/15/46	10,880,160
7,130,000	University of California, Series Q, 4.00%, 5/15/41	6,640,882
	Total California	$65,207,540
	Colorado — 1.9%
7,040,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	$ 4,698,214
5,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	4,686,200
5,000,000	Metro Wastewater Reclamation District, Series A, 2.50%, 4/1/45	3,463,600
5,000,000	University of Colorado, Series 2, 4.00%, 6/1/38	4,699,500
5,000,000	University of Colorado, Series 2, 4.00%, 6/1/39	4,675,450
	Total Colorado	$22,222,964
1Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Connecticut — 0.5%
2,000,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,012,460
5,985,000(e)	State of Connecticut, Series B, 2.00%, 6/1/36	4,189,739
	Total Connecticut	$6,202,199
	District of Columbia — 1.5%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 10,271,000
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	7,261,800
	Total District of Columbia	$17,532,800
	Florida — 11.3%
2,935,000	Broward County Water & Sewer Utility Revenue, Series A, 3.00%, 10/1/41	$ 2,275,300
5,000,000	Central Florida Expressway Authority, Senior Lien, 2.125%, 7/1/36 (AGM Insured)	3,728,400
1,000,000	Central Florida Expressway Authority, Senior Lien, 5.00%, 7/1/39	1,040,110
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.00%, 11/15/46	2,664,136
6,145,000	County of Hillsborough, 3.00%, 8/1/41	4,738,963
5,375,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/36	4,808,260
4,500,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/37	3,810,285
3,500,000	County of Hillsborough Utility Revenue, Series A, 2.00%, 8/1/40	2,315,355
2,360,000(e)	County of Miami-Dade, Series A, 4.00%, 7/1/38	2,256,042
2,455,000(e)	County of Miami-Dade, Series A, 4.00%, 7/1/39	2,336,595
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49	6,985,700
18,500,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/49	16,150,500
2,500,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/32	2,327,675
4,645,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/34	4,191,462
20,000,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	14,400,200
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.00%, 10/1/34	6,874,592
1,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/48	839,210
Pioneer AMT-Free Municipal Fund |  | 9/30/222

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
15,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/52	$ 12,568,495
7,190,000(e)	State of Florida, Series A, 2.00%, 7/1/33	5,454,190
16,500,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 3.00%, 7/1/49	12,046,155
5,000,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/47	4,566,150
4,645,000(e)	State of Florida, Department Transportation Right of Way, Series A, 3.25%, 7/1/37	3,996,837
7,660,000(e)	State of Florida, Department Transportation Right of Way, Series A, 4.00%, 7/1/39	7,238,394
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, 4.00%, 7/1/43	4,652,100
	Total Florida	$132,265,106
	Georgia — 4.6%
1,500,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 3.00%, 7/1/46	$ 1,029,810
4,800,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	4,317,216
20,665,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/49	17,720,651
2,040,000(e)	County of Fulton, Library Bond, 3.25%, 7/1/37	1,755,338
2,870,000(e)	County of Fulton, Library Bond, 3.50%, 7/1/39	2,488,864
4,790,000(e)	County of Fulton, Library Bond, 4.00%, 7/1/40	4,465,813
10,000,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	6,702,800
4,000,000	Forsyth County Water & Sewerage Authority, 3.00%, 4/1/44	3,084,520
4,000,000	Gainesville & Hall County Hospital Authority, Series A, 4.00%, 2/15/51	3,392,800
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,773,160
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.50%, 7/1/38	4,551,050
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.00%, 10/1/43	2,780,195
	Total Georgia	$54,062,217
	Illinois — 1.1%
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.00%, 3/1/38	$ 939,520
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.00%, 3/1/30	1,559,910
3Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Illinois — (continued)
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/36	$ 1,387,110
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/37	2,018,357
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/47	2,580,090
90,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/33	94,264
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/36	1,020,750
2,595,000(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	2,758,770
	Total Illinois	$12,358,771
	Indiana — 0.2%
3,000,000	Indiana University, Series A, 4.00%, 6/1/42	$ 2,819,460
	Total Indiana	$2,819,460
	Maine — 0.2%
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 4.75%, 7/1/52 (AGM Insured)	$ 955,920
1,000,000	Maine Turnpike Authority, 3.00%, 7/1/40	775,470
1,250,000	Maine Turnpike Authority, 4.00%, 7/1/45	1,172,650
	Total Maine	$2,904,040
	Maryland — 2.3%
7,415,000(e)	County of Anne Arundel, 3.00%, 10/1/44	$ 5,490,511
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.00%, 12/1/16	537,750
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.00%, 12/1/16	239,000
3,745,000	University System of Maryland, Series A, 4.00%, 4/1/41	3,489,291
5,175,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/35 (CNTY GTD Insured)	4,463,645
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/37 (CNTY GTD Insured)	4,322,762
Pioneer AMT-Free Municipal Fund |  | 9/30/224

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Maryland — (continued)
6,165,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/45 (CNTY GTD Insured)	$ 4,504,149
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	4,476,780
	Total Maryland	$27,523,888
	Massachusetts — 17.6%
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/37	$ 3,365,778
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	3,348,527
1,475,000(e)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,345,967
1,520,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,395,406
1,565,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,428,000
1,055,000(e)	City of Beverly, 3.125%, 10/15/39	870,829
5,075,000(e)	City of Cambridge, Municipal Purpose Loan, 3.00%, 2/15/35	4,641,240
1,860,000(e)	City of Revere, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	1,242,573
2,000,000(e)	City of Revere, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	1,322,880
4,875,000(e)	City of Somerville, 2.125%, 10/15/40	3,235,879
4,980,000(e)	City of Somerville, 2.125%, 10/15/41	3,212,050
3,765,000(e)	City of Somerville, 4.00%, 5/1/52	3,263,163
15,000,000(e)	Commonwealth of Massachusetts, Series C, 2.75%, 3/1/50	9,646,800
5,000,000(e)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	3,457,500
1,300,000(e)	Concord & Carlisle Regional School District, 3.00%, 3/15/29	1,275,274
1,300,000(e)	Concord & Carlisle Regional School District, 3.00%, 3/15/31	1,232,660
1,300,000(e)	Concord & Carlisle Regional School District, 3.00%, 3/15/33	1,207,791
7,345,000(e)	Dennis-Yarmouth Regional School District, 2.375%, 10/1/51	4,151,100
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,770,565
5Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Massachusetts — (continued)
5,000,000(c)	Massachusetts Department of Transportation, Capital Appreciation, Series A, 1/1/28 (NATL Insured)	$ 4,179,300
3,000,000(g)	Massachusetts Development Finance Agency, Series A-1, 5.00%, 7/1/50	3,212,610
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.00%, 10/1/35	1,563,825
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.00%, 10/1/48	4,035,200
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.00%, 4/1/41	11,757,539
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	2,113,780
25,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	28,367,697
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,051,675
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	4,015,640
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	361,492
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	434,320
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.00%, 10/1/35	2,000,000
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.00%, 3/1/39	456,521
8,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/35	7,727,920
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	4,575,400
2,700,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series 1, 4.00%, 7/1/45	2,370,492
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	128,091
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	841,978
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	700,930
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	7,982,238
Pioneer AMT-Free Municipal Fund |  | 9/30/226

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	$ 2,028,086
4,200,000	Massachusetts Development Finance Agency, Williams College, Series P, 5.00%, 7/1/43	4,247,334
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/38	890,361
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/43	1,056,360
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/48	523,780
11,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	14,086,899
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T2, 4.125%, 10/1/37	2,000,000
2,000,000	Massachusetts School Building Authority, Series A, 3.00%, 8/15/38	1,644,380
2,500,000	Massachusetts School Building Authority, Series A, 4.00%, 8/15/40	2,329,425
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	2,773,707
4,000,000(e)	Town of Hingham, 2.00%, 2/15/40	2,593,200
1,000,000(e)	Town of Hingham, 3.00%, 2/15/36	856,900
1,600,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,381,248
1,150,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	977,765
1,635,000(e)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,392,480
5,000,000(e)	Town of Natick, Municipal Purpose Loan, 4.00%, 7/15/37	4,966,650
1,955,000(e)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,699,951
2,000,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.00%, 5/1/31	1,860,120
1,535,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,445,233
1,265,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/35	1,163,977
7Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Massachusetts — (continued)
3,500,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/44	$ 2,848,440
4,160,000(e)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	3,582,509
1,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.00%, 6/1/41	893,220
4,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.00%, 6/1/45	3,461,680
2,370,000(e)	Town of Weymouth, 2.00%, 8/15/41	1,547,965
	Total Massachusetts	$206,542,300
	Michigan — 0.6%
10,000,000	Michigan State Building Authority, Series I, 3.00%, 10/15/45	$ 7,617,000
	Total Michigan	$7,617,000
	Minnesota — 1.4%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	$ 4,481,950
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.00%, 11/15/36	6,014,898
2,000,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A, 4.25%, 1/1/52	1,775,213
1,800,000(e)	State of Minnesota, Series B, 2.00%, 8/1/34	1,365,660
3,000,000(e)	State of Minnesota, Series B, 3.00%, 10/1/36	2,536,500
860,000	University of Minnesota, Series B, 4.00%, 1/1/30	865,564
	Total Minnesota	$17,039,785
	Missouri — 0.5%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.00%, 11/15/35	$ 2,570,200
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	3,469,440
	Total Missouri	$6,039,640
	Nevada — 0.5%
3,500,000(e)	Las Vegas Valley Water District, Series A, 4.00%, 6/1/43	$ 3,217,340
5,000,000(e)	State of Nevada, Series A, 2.00%, 5/1/41	3,130,950
	Total Nevada	$6,348,290
	New Hampshire — 1.1%
2,000,000(e)	City of Manchester, Series A, 2.00%, 6/15/33	$ 1,589,440
Pioneer AMT-Free Municipal Fund |  | 9/30/228

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Hampshire — (continued)
5,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 4,983,750
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	3,382,080
1,185,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/47	726,962
3,815,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/51	2,199,576
	Total New Hampshire	$12,881,808
	New Jersey — 1.0%
4,000,000	New Jersey Educational Facilities Authority, Series C, 2.00%, 3/1/38	$ 2,846,600
10,000,000	New Jersey Health Care Facilities Financing Authority, 4.00%, 7/1/51	8,611,000
	Total New Jersey	$11,457,600
	New York — 5.4%
1,745,000(e)	Massapequa Union Free School District, 2.00%, 10/1/32 (ST AID WITHHLDG Insured)	$ 1,413,066
1,785,000(e)	Massapequa Union Free School District, 2.00%, 10/1/33 (ST AID WITHHLDG Insured)	1,397,370
5,000,000	New York City Housing Development Corp., Series C, 2.75%, 2/1/51	3,068,050
40,000,000(c)	New York Counties Tobacco Trust, Series F, 6/1/60	1,772,000
10,000,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/42	7,698,100
1,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/35	952,790
6,885,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	7,406,814
10,000,000	New York State Dormitory Authority, Columbia University, Series A2, 5.00%, 10/1/46	10,911,600
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,540,038
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.00%, 7/1/36	4,299,930
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	3,550,073
1,831,696	New York State Housing Finance Agency, Series 2020-A, 1.65%, 5/15/39 (FNMA Insured)	1,211,227
9Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	New York — (continued)
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	$ 777,720
6,000,000	New York State Thruway Authority, Series 1, 4.00%, 3/15/47	5,329,320
5,000,000	New York State Urban Development Corp., Group 3, Series A, 3.00%, 3/15/49	3,578,200
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,540,095
4,935,000(e)	Port Chester-Rye Union Free School District, 2.00%, 6/1/36 (ST AID WITHHLDG Insured)	3,427,456
	Total New York	$63,873,849
	North Carolina — 2.6%
2,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 1,754,600
1,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/52	872,630
3,000,000	City of Charlotte Storm Water Revenue, 4.00%, 12/1/43	3,015,300
3,250,000	City of Charlotte Water & Sewer System Revenue, 2.25%, 7/1/50	1,940,900
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	4,188,223
10,000,000	North Carolina Turnpike Authority, Series A, 4.00%, 1/1/35	9,923,000
9,615,000(e)	State of North Carolina, Series A, 3.00%, 6/1/35	8,293,322
	Total North Carolina	$29,987,975
	Ohio — 1.8%
8,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 6,759,440
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	14,084,796
	Total Ohio	$20,844,236
	Oklahoma — 0.1%
720,000	McGee Creek Authority, 6.00%, 1/1/23 (NATL Insured)	$ 725,054
	Total Oklahoma	$725,054
	Oregon — 2.6%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.00%, 6/15/29	$ 1,597,140
Pioneer AMT-Free Municipal Fund |  | 9/30/2210

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oregon — (continued)
5,000,000(e)	Clackamas County School District No 7J Lake Oswego, 4.00%, 6/1/43 (SCH BD GTY Insured)	$ 4,680,250
15,000,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	10,899,300
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,518,540
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,447,760
1,715,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,181,481
2,000,000	Oregon Health & Science University, Series A, 5.00%, 7/1/42	2,074,100
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	3,495,050
5,000,000	University of Oregon, Series A, 3.50%, 4/1/52	3,881,600
	Total Oregon	$30,775,221
	Pennsylvania — 5.8%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 780,665
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	154,943
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,860,590
5,385,000	Pennsylvania Higher Educational Facilities Authority, 3.00%, 8/15/47	3,681,294
605,000	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, 4.00%, 12/1/44	536,278
2,500,000	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, 4.00%, 12/1/48	2,160,225
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	4,820,775
1,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.35%, 10/1/45	782,020
2,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.40%, 10/1/49	1,551,340
2,000,000	Pennsylvania Turnpike Commission, Series 1, 5.00%, 12/1/42	2,028,900
5,000,000	Pennsylvania Turnpike Commission, Series 1, 5.00%, 12/1/47	5,092,900
14,890,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	10,154,533
11Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
5,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	$ 4,294,550
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/35	2,426,875
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/36	3,628,500
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/37	2,410,650
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	2,941,500
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/44	5,313,392
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/45	1,264,800
4,955,000	Swarthmore Borough Authority, Swarthmore College, Series B, 4.00%, 9/15/42	4,539,127
6,000,000	Swarthmore Borough Authority, Swarthmore College, Series B, 4.00%, 9/15/49	5,301,300
	Total Pennsylvania	$67,725,157
	Puerto Rico — 0.2%
86,254(c)(e)	Commonwealth of Puerto Rico, Series A, 7/1/24	$ 78,922
333,599(c)(e)	Commonwealth of Puerto Rico, Series A, 7/1/33	176,807
259,226(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/33	226,823
233,010(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/35	198,058
199,984(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/37	163,987
271,901(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/41	213,442
282,774(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/46	208,778
144,755(e)	Commonwealth of Puerto Rico, Series A-1, 5.25%, 7/1/23	145,117
288,706(e)	Commonwealth of Puerto Rico, Series A-1, 5.375%, 7/1/25	291,501
286,091(e)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/27	292,033
Pioneer AMT-Free Municipal Fund |  | 9/30/2212

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
281,449(e)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/29	$ 287,872
273,369(e)	Commonwealth of Puerto Rico, Series A-1, 5.75%, 7/1/31	278,711
	Total Puerto Rico	$2,562,051
	Rhode Island — 1.2%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.00%, 9/1/37	$ 5,116,973
7,050,000(g)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2019-XM072, 8.793%, 9/1/47 (144A)	5,240,547
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,273,400
	Total Rhode Island	$13,630,920
	South Carolina — 1.2%
5,000,000	City of Charleston Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 4,456,600
5,000,000(e)	County of Charleston, Series A, 2.00%, 11/1/39	3,290,850
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	985,140
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.00%, 10/1/33	5,084,970
	Total South Carolina	$13,817,560
	Texas — 11.2%
25,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	$ 27,311,000
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	3,065,319
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,461,410
5,000,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	3,330,800
6,500,000	Central Texas Turnpike System, Series A, 3.00%, 8/15/40	4,880,200
5,000,000	City of Austin Airport System Revenue, Series A, 5.00%, 11/15/49	5,086,550
5,360,000	City of Austin Water & Wastewater System Revenue, Series C, 5.00%, 11/15/45	5,600,825
10,000,000	City of Houston Combined Utility System Revenue, Series C, 2.50%, 11/15/40	6,986,800
3,790,000(e)	County of Williamson, 2.375%, 2/15/37	2,840,643
10,000,000	Dallas Area Rapid Transit, Series B, 3.00%, 12/1/47	7,289,800
13Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Texas — (continued)
5,000,000	Dallas Fort Worth International Airport, Series B, 4.00%, 11/1/45	$ 4,341,900
80,000(e)	Eagle Mountain & Saginaw Independent School District, 3.00%, 8/15/29 (PSF-GTD Insured)	77,116
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	6,814,900
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	968,290
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	436,935
5,000,000(e)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	4,870,000
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, Series B, 4.75%, 7/1/51	560,000
5,000,000	North Texas Tollway Authority, First Tier, Series A, 3.00%, 1/1/38	4,015,950
5,000,000	North Texas Tollway Authority, First Tier, Series A, 4.00%, 1/2/38	4,645,050
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.00%, 1/1/35	5,122,050
5,000,000(e)	Port Authority of Houston of Harris County Texas, Series A, 3.00%, 10/1/39	4,158,850
10,000,000(e)	Tarrant County College District, 2.00%, 8/15/37	6,946,600
1,970,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,342,988
1,390,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,355,208
1,740,000	Texas Department of Housing & Community Affairs, Series A, 3.80%, 7/1/39 (GNMA/FNMA Insured)	1,614,302
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,505,910
5,000,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	4,595,450
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	4,339,000
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series B, 5.00%, 4/15/49	5,189,500
	Total Texas	$131,753,346
Pioneer AMT-Free Municipal Fund |  | 9/30/2214

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Utah — 1.1%
4,000,000(e)	State of Utah, 3.00%, 7/1/34	$ 3,510,800
13,110,000	Utah State University, Series B, 3.00%, 12/1/49	9,519,958
	Total Utah	$13,030,758
	Virginia — 7.3%
3,000,000(e)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 2,182,500
2,425,000(e)	City of Lynchburg, 2.375%, 8/1/39	1,772,020
2,505,000(e)	City of Lynchburg, 2.375%, 8/1/40	1,792,428
1,170,000(e)	City of Manassas, 2.00%, 7/1/31 (ST AID WITHHLDG Insured)	981,724
5,000,000(e)	City of Richmond, Series A, 3.00%, 7/15/35 (ST AID WITHHLDG Insured)	4,307,750
4,100,000	City of Virginia Beach Storm Water Utility Revenue, Series A, 3.00%, 11/15/42	3,176,885
1,500,000(e)	County of Arlington, 4.00%, 8/15/35	1,514,400
13,500,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/52	12,079,395
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	2,427,837
5,725,000	Loudoun County Economic Development Authority, Series A, 2.125%, 12/1/39	3,996,336
5,000,000	Loudoun County Economic Development Authority, Series A, 3.00%, 12/1/37	4,326,950
7,500,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, Series A, 4.00%, 10/1/52	6,737,925
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	17,106,578
7,075,000	University of Virginia, Series A, 5.00%, 4/1/42	7,473,393
5,000,000	Virginia College Building Authority, Series A, 4.00%, 2/1/37	4,768,400
5,870,000	Virginia Commonwealth Transportation Board, 4.00%, 5/15/44	5,360,367
5,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.00%, 5/15/37	4,270,600
650,000	Virginia Housing Development Authority, Series E, 2.10%, 7/1/35	514,800
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	761,520
	Total Virginia	$85,551,808
15Pioneer AMT-Free Municipal Fund |  | 9/30/22

Principal Amount USD ($)		Value
	Washington — 5.8%
3,600,000	Central Puget Sound Regional Transit Authority, Green Bond, Series 1, 3.00%, 11/1/36	$ 2,978,172
26,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	27,911,812
10,250,000	City of Seattle Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	9,098,208
4,300,000	City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, 4.00%, 7/1/44	3,876,278
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	10,022,600
4,000,000	Snohomish County Public Utility District No 1, Series A, 5.00%, 12/1/51	4,130,640
10,000,000(e)	State of Washington, Series A, 5.00%, 8/1/40	10,639,600
	Total Washington	$68,657,310
	Total Municipal Bonds (Cost $1,376,348,430)	$1,156,918,658

Shares
	Liquidating Trust — Real Estate — 0.0%† of Net Assets#
200(h)	CMS Liquidating Trust	$ 10,000
	Total Liquidating Trust — Real Estate (Cost $204,541)	$10,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.5% (Cost $1,376,552,971)	$1,156,928,658
	OTHER ASSETS AND LIABILITIES — 1.5%	$17,684,160
	net assets — 100.0%	$1,174,612,818

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Pioneer AMT-Free Municipal Fund |  | 9/30/2216

Schedule of Investments  |  9/30/22
(unaudited) (continued)
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at September 30, 2022.
SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2022, the value of these securities amounted to $11,113,597, or 0.9% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Escrow to maturity.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2022.
(h)	Non-income producing security.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
CMS Liquidating Trust	11/20/2012	$204,541	$10,000
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
17Pioneer AMT-Free Municipal Fund |  | 9/30/22

The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	20.2%
Transportation Revenue	17.4
Health Revenue	14.5
Development Revenue	10.9
Water Revenue	5.9
Tobacco Revenue	3.3
General Revenue	0.9
Power Revenue	0.4
Utilities Revenue	0.4
73.9%
General Obligation	26.1%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,156,918,658	$—	$1,156,918,658
Liquidating Trust — Real Estate	—	10,000	—	10,000
Total Investments in Securities	$—	$1,156,928,658	$—	$1,156,928,658
During the nine months ended September 30, 2022, there were no transfers in or out of Level 3.
Pioneer AMT-Free Municipal Fund |  | 9/30/2218